COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 67,816,547	$ 41,178,718	$ 18,597,380
Interest on time deposits	94,781,418	73,231,650	57,555,195
Interest on other financial liabilities	1,274,421	2,693,801	6,721,267
Interest from financing from financial sector	1,077,969	356,084	296,475
Others	555,986	388,664	857,006
Total	$ 165,506,341	$ 117,848,917	$ 84,027,323